Average Annual Total Returns - FidelityNewMillenniumFund-RetailPRO - FidelityNewMillenniumFund-RetailPRO - Fidelity New Millennium Fund	Jan. 28, 2023
Fidelity New Millennium Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(1.56%)
Past 5 years	8.64%
Past 10 years	11.49%
Fidelity New Millennium Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.77%)
Past 5 years	6.51%
Past 10 years	9.35%
Fidelity New Millennium Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.51%)
Past 5 years	6.40%
Past 10 years	8.92%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%